Eaton Vance
California Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 152.2%
Security	Principal Amount (000's omitted)	Value
Education — 11.1%
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/43	$2,105	$ 2,207,724
Green Bonds, 5.00%, 10/1/48	3,000	3,116,100
California State University, 5.00%, 11/1/41(1)	9,550	9,976,599
University of California, 5.00%, 5/15/46(1)	12,050	12,552,364
		$ 27,852,787
Electric Utilities — 3.9%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(1)	$2,000	$ 2,118,480
Sacramento Municipal Utility District, CA, Green Bonds, 5.00%, 8/15/50(1)	7,000	7,569,310
		$ 9,687,790
Escrowed/Prerefunded — 10.0%
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 11/15/26, 5.00%, 11/15/46(1)	$1,225	$ 1,341,106
Contra Costa Community College District, CA, (Election of 2006), Prerefunded to 8/1/23, 5.00%, 8/1/38(1)	9,750	9,871,192
Desert Community College District, CA, Prerefunded to 2/1/26, 5.00%, 8/1/36(1)	7,500	8,049,000
San Bernardino Community College District, CA, Prerefunded to 8/1/23, 4.00%, 8/1/27(1)	5,775	5,814,097
		$ 25,075,395
General Obligations — 53.8%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 4,856,000
Alameda City Unified School District, CA, (Election of 2014), 5.00%, 8/1/42(1)	1,675	1,778,063
Alisal Union School District, CA, (Election of 2016), 4.25%, 8/1/54	10,180	10,112,405
Alum Rock Union Elementary School District, CA, (Election of 2016), 5.25%, 8/1/47	1,100	1,196,206
Berryessa Union School District, CA, (Election of 2014), 5.00%, 8/1/40(1)	7,450	7,912,719
Brentwood Union School District, CA, (Election 2016), 5.25%, 8/1/52	4,250	4,717,457
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,760	1,299,690
California:
4.75%, 12/1/42	3,000	3,178,440
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
California: (continued)
5.00%, 9/1/52(1)	$10,000	$ 10,949,900
Chaffey Joint Union High School District, CA, (Election of 2012):
4.00%, 8/1/49	35	33,957
4.00%, 8/1/49(1)	11,900	11,545,380
Chino Valley Unified School District, CA, (Election of 2016), 5.00%, 8/1/55(1)	10,000	10,685,200
El Camino Community College District, CA, (Election of 2012), 5.00%, 8/1/48(1)	10,000	10,710,400
Fort Bragg Unified School District, CA, (Election of 2020):
4.00%, 8/1/42	1,350	1,299,551
4.125%, 8/1/47	1,000	942,270
La Canada Unified School District, CA, (Election of 2017):
5.00%, 8/1/47(1)	3,375	3,619,721
5.75%, 8/1/50	1,465	1,739,805
Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	500	363,960
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(1)	4,000	4,210,960
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 4.00%, 8/1/47	5,000	4,904,550
San Jose City, CA, 5.00%, 9/1/49(1)	10,000	10,700,100
San Juan Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	3,500	3,410,225
San Luis Obispo County Community College District, CA, (Election of 2014), 4.00%, 8/1/43	9,750	9,597,510
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	4,000	4,015,680
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	3,000	2,775,690
Sweetwater Union High School District, CA, (Election of 2018), 5.00%, 8/1/52	5,000	5,392,550
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/51	3,220	3,079,672
		$ 135,028,061
Hospital — 17.3%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$4,550	$ 4,383,697
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	5,775	5,514,028
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	2,130	2,130,554
5.00%, 11/15/35	3,040	3,040,334

Eaton Vance
California Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44	$5,000	$ 4,845,650
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	3,750	3,550,313
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	5,080	5,131,308
Prerefunded to 7/1/23, 5.00%, 7/1/37	2,380	2,404,038
California Health Facilities Financing Authority, (Sutter Health):
5.00%, 11/15/46	4,735	4,826,291
5.00%, 11/15/46(1)	1,775	1,809,222
California Public Finance Authority, (Sharp HealthCare):
5.00%, 8/1/47	4,445	4,584,484
5.00%, 8/1/47(1)	1,250	1,289,225
		$ 43,509,144
Housing — 5.7%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/51	$435	$ 369,302
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	5,000	4,944,100
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(2)	2,240	1,484,784
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	4,510	4,680,568
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/56	1,130	788,311
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park):
3.00%, 9/15/46	925	706,080
3.00%, 9/15/56	1,980	1,371,308
		$ 14,344,453
Industrial Development Revenue — 1.6%
California Infrastructure and Economic Development Bank, (Infrastructure State Revolving Fund), 5.00%, 10/1/47	$3,750	$ 4,131,225
		$ 4,131,225
Insured - Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,740	$ 3,732,295
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Sacramento Municipal Utility District, CA, (AMBAC), (BHAC), 5.25%, 7/1/24	$2,100	$ 2,152,836
		$ 5,885,131
Insured - General Obligations — 11.2%
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	$1,500	$ 1,073,220
Bellevue Union School District, CA, (Election of 2020), (AGM), 3.125%, 8/1/44	400	315,364
Center Joint Unified School District, CA, (Election of 2008), (BAM), 3.00%, 8/1/46	1,000	767,670
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	750	541,905
Fair Oaks Recreation and Park District, CA, (Election of 2018), (BAM), 5.75%, 8/1/51	1,700	1,916,274
McFarland Unified School District, CA, (Election of 2020):
(BAM), 3.00%, 11/1/49	750	545,048
(BAM), 4.50%, 11/1/52	4,500	4,560,300
San Diego Unified School District, CA, (NPFG), 0.00%, 7/1/23	5,000	4,928,900
San Mateo County Community College District, CA:
(NPFG), 0.00%, 9/1/23	4,365	4,284,291
(NPFG), 0.00%, 9/1/25	3,955	3,684,359
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/53	5,000	5,547,800
		$ 28,165,131
Insured - Hospital — 0.1%
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	$160	$ 168,453
		$ 168,453
Insured - Transportation — 1.2%
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/27	$3,520	$ 3,039,309
		$ 3,039,309
Insured - Water and Sewer — 1.6%
Pittsburg Public Financing Authority, CA, Water Revenue, (AGM), 5.00%, 8/1/52	$3,630	$ 3,923,993
		$ 3,923,993

Eaton Vance
California Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.2%
California Public Works Board, 5.00%, 11/1/38	$3,045	$ 3,090,675
		$ 3,090,675
Other Revenue — 0.8%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53(3)	$1,000	$ 1,042,670
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	855	878,470
		$ 1,921,140
Senior Living/Life Care — 0.8%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	$2,050	$ 1,859,760
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(2)	105	96,416
Green Bonds, 5.00%, 11/15/46(2)	150	126,731
		$ 2,082,907
Special Tax Revenue — 12.8%
Jurupa Public Financing Authority, CA:
5.00%, 9/1/30	$625	$ 644,863
5.00%, 9/1/32	625	643,325
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	10,250	10,905,385
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,190	2,904,272
Riverside County Transportation Commission, CA, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	6,346,090
San Bernardino County Transportation Authority, CA, Sales Tax Revenue, 5.25%, 3/1/40(1)	10,375	10,656,162
		$ 32,100,097
Transportation — 9.4%
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/42(1)	$7,500	$ 7,750,875
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	5,000	5,105,800
San Francisco Municipal Transportation Agency, CA, Green Bonds, 5.00%, 3/1/51(1)	10,000	10,619,900
		$ 23,476,575
Water and Sewer — 7.4%
Eastern Municipal Water District Financing Authority, CA, 5.25%, 7/1/42(1)	$9,000	$ 9,699,390
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Los Angeles, CA, Wastewater System Revenue, 5.00%, 6/1/43(1)	$7,500	$ 7,555,275
Santa Clara Valley Water District, CA, Green Bonds, 5.00%, 8/1/49	1,100	1,210,033
		$ 18,464,698
Total Tax-Exempt Municipal Obligations (identified cost $386,716,874)		$ 381,946,964

Taxable Municipal Obligations — 5.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(2)	$1,250	$ 1,098,525
		$ 1,098,525
General Obligations — 1.8%
Monterey Peninsula Community College District, CA, (Election of 2020):
2.861%, 8/1/46	$1,000	$ 653,720
2.951%, 8/1/51	1,400	872,662
Ohlone Community College District, CA, 2.443%, 8/1/35	535	404,610
Robla School District, CA, 2.602%, 8/1/40	615	420,598
Santa Maria-Bonita School District, CA, 3.071%, 8/1/39	2,000	1,455,460
Tustin Unified School District, CA, 2.649%, 8/1/42	1,125	748,755
		$ 4,555,805
Housing — 0.3%
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 4.50%, 9/15/56	$995	$ 719,186
		$ 719,186
Insured - General Obligations — 1.7%
Palmdale School District, CA, (AGM), 2.948%, 8/1/47	$5,000	$ 3,294,250
Sanger Unified School District, CA, (BAM), 2.834%, 8/1/44	1,250	824,163
		$ 4,118,413
Other Revenue — 1.1%
Central Marin Police Authority, CA, 3.101%, 2/1/41	$1,000	$ 733,040

Eaton Vance
California Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Corte Madera, CA, Pension Obligation Bonds, 3.257%, 6/1/45	$940	$ 641,823
National City, CA, Pension Obligation Bonds, 3.423%, 11/1/42	2,000	1,484,020
		$ 2,858,883
Total Taxable Municipal Obligations (identified cost $19,111,112)		$ 13,350,812

Trust Units — 0.4%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.4%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$1,000	$ 995,780
Total Trust Units (identified cost $994,570)		$ 995,780
Total Investments — 157.9% (identified cost $406,822,556)		$ 396,293,556
Other Assets, Less Liabilities — (57.9)%		$(145,252,338)
Net Assets — 100.0%		$ 251,041,218
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $2,806,456 or 1.1% of the Fund's net assets.
(3)	When-issued security.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2022, 11.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at December 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
California Municipal Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$381,946,964	$ —	$381,946,964
Taxable Municipal Obligations	—	13,350,812	—	13,350,812
Trust Units	—	995,780	—	995,780
Total Investments	$ —	$396,293,556	$ —	$396,293,556
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.